Consolidated Statement of Financial Position (Unaudited) - AUD ($)	Dec. 31, 2021	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 37,002,201	$ 28,115,516
Trade and other receivables	6,260,577	4,277,677
Other current assets	1,599,963	1,095,753
Total current assets	44,862,741	33,488,946
Non-current assets
Property, plant and equipment	27,270	31,313
Right-of-use assets	41,039	65,495
Total non-current assets	68,309	96,808
Total assets	44,931,050	33,585,754
Current liabilities
Trade and other payables	3,134,160	2,502,509
Provisions	613,098	537,368
Other current liabilities	15,167	27,746
Total current liabilities	3,762,425	3,067,623
Non-current liabilities
Provisions	12,907	9,768
Other non-current liabilities	26,727	37,903
Total non-current liabilities	39,634	47,671
Total liabilities	3,802,059	3,115,294
Net assets	41,128,991	30,470,460
EQUITY
Contributed equity	213,814,776	197,447,990
Reserves	3,626,188	2,750,884
Accumulated losses	(176,311,973)	(169,728,414)
Total equity	$ 41,128,991	$ 30,470,460